EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1%
	ASSET MANAGEMENT - 4.0%
2,703	LPL Financial Holdings, Inc.(a)	$ 965,431

	BANKING - 1.3%
19,000	NU Holdings Ltd./Cayman Islands, Class A(a)(b)	318,060

	BEVERAGES - 8.3%
12,984	Coca-Cola Consolidated, Inc.	1,990,447

	BIOTECH & PHARMA - 2.3%
8,166	Halozyme Therapeutics, Inc.(a)(b)	549,572

	CHEMICALS - 1.5%
1,988	Avery Dennison Corporation(a)	361,577

	COMMERCIAL SUPPORT SERVICES - 2.0%
4,205	Brink's Company (The)	490,850

	ELECTRICAL EQUIPMENT - 1.7%
2,529	A O Smith Corporation(a)	169,140
1,677	Generac Holdings, Inc.(b)	228,692
		397,832
	ENGINEERING & CONSTRUCTION - 9.7%
1,200	EMCOR Group, Inc.(a)	734,148
2,880	Quanta Services, Inc.(a)	1,215,533
1,300	Sterling Infrastructure, Inc.(b)	398,099
		2,347,780
	HEALTH CARE FACILITIES & SERVICES - 4.3%
435	Chemed Corporation(a)	186,119
1,511	Medpace Holdings, Inc.(b)	848,653
		1,034,772
	INDUSTRIAL SUPPORT SERVICES - 4.9%
1,444	United Rentals, Inc.	1,168,658

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	INSURANCE - 0.4%
377	Assurant, Inc.	$ 90,800

	LEISURE FACILITIES & SERVICES - 1.5%
860	Domino's Pizza, Inc.	358,465

	MACHINERY - 5.5%
5,500	Donaldson Company, Inc.	487,630
3,466	Lincoln Electric Holdings, Inc.	830,592
		1,318,222
	MEDICAL EQUIPMENT & DEVICES - 2.3%
6,429	Globus Medical, Inc., Class A(b)	561,316

	OIL & GAS PRODUCERS - 1.1%
640	Murphy USA, Inc.(a)	258,253

	RETAIL - CONSUMER STAPLES - 7.0%
6,800	BJ's Wholesale Club Holdings, Inc.(a)(b)	612,204
1,935	Casey's General Stores, Inc.(a)	1,069,494
		1,681,698
	RETAIL - DISCRETIONARY - 5.7%
140	AutoZone, Inc.(b)	474,810
6,000	O'Reilly Automotive, Inc.(b)	547,260
1,937	Williams-Sonoma, Inc.	345,929
		1,367,999
	SEMICONDUCTORS - 5.2%
500	Monolithic Power Systems, Inc.	453,180
4,064	Teradyne, Inc.	786,628
		1,239,808
	SOFTWARE - 13.4%
9,730	Agilysys, Inc.(b)	1,156,312
5,173	Calix, Inc.(b)	273,807
6,486	CommVault Systems, Inc.(b)	813,085
11,400	Doximity, Inc., Class A(a)(b)	504,792

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	SOFTWARE - 13.4% (Continued)
5,650	Fortinet, Inc.(b)	$ 448,667
		3,196,663
	TECHNOLOGY SERVICES - 10.7%
1,630	Automatic Data Processing, Inc.	419,285
737	Fair Isaac Corporation(b)	1,245,987
1,600	Mastercard, Inc., Class A	913,408
		2,578,680
	TRANSPORTATION & LOGISTICS - 1.3%
2,160	Landstar System, Inc.	310,392

	TOTAL COMMON STOCKS (Cost $9,464,649)	22,587,275

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.1%
	COLLATERAL FOR SECURITIES LOANED - 19.1%
4,592,336	Mount Vernon Liquid Assets Portfolio, LLC, 3.84% (Cost $4,592,336)(c),(d)	4,592,336

	TOTAL INVESTMENTS - 113.2% (Cost $14,056,985)	$ 27,179,611
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2)%	(3,183,841)
	NET ASSETS - 100.0%	$ 23,995,770

LTD	- Limited Company

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $4,458,139.
(b)	Non-income producing security.
(c) (d)

Rate disclosed is the seven day effective yield as of December 31, 2025.

Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $4,592,336 at December 31, 2025.